Long-Term Debt (Aggregate Amounts Of Future Maturities Under Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	$ 16,036
2013	16,561
2014	17,540
2015	18,673
2016	34,976
Thereafter	1,915,873
Long term debt, future maturities	$ 2,019,659